Restatement of prior periods following implementation of IFRS 15 - Consolidated statement of cash flows (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Statement of cash flows
Profit before tax	£ 27,476	£ 25,833	[1]	£ 56,588	[1]
Depreciation	11,726	10,755		10,228
Impairment reversal	1,124			(4,753)
Amortization	129,154	138,380		124,434
Profit on disposal of intangible assets	(25,799)	(18,119)		(10,926)
Net finance costs	22,509	18,038		24,277
(Profit)/loss on disposal of property, plant and equipment		(81)		43
Equity-settled share-based payments	699	2,915		2,187
Foreign exchange (gains)/losses on operating activities	(76)	994		2,646
Reclassified from hedging reserve	6,250	13,914		5,290
Changes in working capital:
Inventories	(714)	221		(711)
Prepayments	(2,168)	2,638		895
Contract assets - accrued revenue	(1,514)	(9,263)		12,198
Trade receivables	82,086	(64,492)		5,089
Other receivables	(1,081)	163		(657)
Contract liabilities - deferred revenue	5,903	(25,496)		18,576
Trade and other payables	8,034	23,204		6,355
Cash generated from operations	£ 263,609	119,604		251,759
As previously reported
Statement of cash flows
Profit before tax		26,097		56,538
Depreciation		10,755		10,228
Impairment reversal				(4,753)
Amortization		138,380		124,434
Profit on disposal of intangible assets		(18,119)		(10,926)
Net finance costs		18,038		24,277
(Profit)/loss on disposal of property, plant and equipment		(81)		43
Equity-settled share-based payments		2,915		2,187
Foreign exchange (gains)/losses on operating activities		994		2,646
Reclassified from hedging reserve		14,395		4,765
Changes in working capital:
Inventories		221		(711)
Prepayments		2,638		895
Contract assets - accrued revenue		(9,263)		12,198
Trade receivables		(64,492)		5,089
Other receivables		163		(657)
Contract liabilities - deferred revenue		(26,241)		19,151
Trade and other payables		23,204		6,355
Cash generated from operations		119,604		251,759
Adjustment
Statement of cash flows
Profit before tax		(264)		50
Reclassified from hedging reserve		(481)		525
Changes in working capital:
Contract liabilities - deferred revenue		£ 745		£ (575)

[1]	Comparative amounts have been restated—see note 33 for further details.